INCOME TAX - Applicable fees for companies domiciled in colombia (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Explanation of applicable rates
Tax rate effect of adjustments for current tax of prior periods	0.00%	3.00%	3.00%	4.00%
Total	30.00%	33.00%	34.00%	36.00%
Country of domicile [member]
Explanation of applicable rates
Income tax					33.00%	33.00%	34.00%
Additional points					0.00%	4.00%	6.00%
Total					33.00%	37.00%	40.00%